Intangible Assets (Details) - Schedule of individually material development projects in progress - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of individually material development projects in progress [Line Items]
Indefinite-lived intangible assets	$ 13,694	$ 28,135	$ 30,477
Stenoparib [Member]
Intangible Assets (Details) - Schedule of individually material development projects in progress [Line Items]
Indefinite-lived intangible assets	13,694	25,407	27,522
Dovitinib [Member]
Intangible Assets (Details) - Schedule of individually material development projects in progress [Line Items]
Indefinite-lived intangible assets		$ 2,728	$ 2,955